OPERATING LEASES - Schedule of Operating Lease Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	$ 198,462
Additions	27,607
Repayments	(23,901)
Impact of modification of operating leases	(145,797)
Foreign exchange translation	16
Ending balance	56,387
Current portion of operating lease obligations	14,377
Non-current portion of operating lease obligations	42,010
Ship Finance International Ltd [Member]
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	185,816
Additions	0
Repayments	(18,949)
Impact of modification of operating leases	(145,797)
Foreign exchange translation	0
Ending balance	21,070
Current portion of operating lease obligations	2,511
Non-current portion of operating lease obligations	18,559
Golden Hawk [Member]
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	9,567
Additions	0
Repayments	(2,343)
Impact of modification of operating leases	0
Foreign exchange translation	0
Ending balance	7,224
Current portion of operating lease obligations	2,478
Non-current portion of operating lease obligations	4,746
Admiral Schmidt and Vitus Bering Leases
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	0
Additions	27,607
Repayments	(2,190)
Impact of modification of operating leases	0
Foreign exchange translation	0
Ending balance	25,417
Current portion of operating lease obligations	8,953
Non-current portion of operating lease obligations	16,464
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	3,079
Additions	0
Repayments	(419)
Impact of modification of operating leases	0
Foreign exchange translation	16
Ending balance	2,676
Current portion of operating lease obligations	435
Non-current portion of operating lease obligations	$ 2,241